RETIREMENT PLANS	12 Months Ended
Dec. 31, 2019
RETIREMENT PLANS

17. RETIREMENT PLANS

Pension and Postretirement Health Care Benefits Plans

The Company has a non-contributory, qualified, defined benefit pension plan covering the majority of its U.S. employees. The Company also has non-contributory, non-qualified, defined benefit plans, which provide for benefits to employees in excess of limits permitted under its U.S. pension plans. Various international subsidiaries have defined benefit pension plans. The Company provides postretirement health care benefits to certain U.S. employees and retirees.

The non-qualified plans are not funded and the recorded benefit obligation for the non-qualified plans was $127 million and $119 million at December 31, 2019 and 2018, respectively. The measurement date used for determining the U.S. pension plan assets and obligations is December 31.

International plans are funded based on local country requirements. The measurement date used for determining the international pension plan assets and obligations is November 30, the fiscal year-end of the Company’s international affiliates.

The U.S. postretirement health care plans are contributory based on years of service and choice of coverage (family or single), with retiree contributions adjusted annually. The measurement date used to determine the U.S. postretirement health care plan assets and obligations is December 31. Certain employees outside the U.S. are covered under government-sponsored programs, which are not required to be fully funded. The expense and obligation for providing international postretirement health care benefits are not significant.

The following table sets forth financial information related to the Company’s pension and postretirement health care plans:

	U.S.		International		U.S. Postretirement
	Pension (a)		Pension		Health Care
(millions)	2019	2018	2019	2018	2019	2018
Accumulated benefit obligation, end of year	$2,535.9	$2,189.0	$1,585.5	$1,349.9	$165.7	$147.3
Projected benefit obligation
Projected benefit obligation, beginning of year	$2,241.0	$2,485.1	$1,436.7	$1,537.9	$147.3	$181.3
Service cost	72.8	74.5	30.2	33.2	1.4	2.7
Interest cost	89.0	83.1	31.2	29.1	5.6	5.6
Participant contributions	-	-	3.0	3.5	3.4	3.5
Medicare subsidies received	-	-	-	-	-	-
Curtailments and settlements	3.4	-	(18.6)	(22.8)	0.6	-
Plan amendments	-	(40.4)	0.1	-	-	(13.7)
Actuarial (gain) loss	336.4	(181.3)	235.8	(42.7)	22.2	(18.4)
Assumed through acquisitions	-	-	-	11.4	-	-
Other events	-	-	0.6	-	-	-
Benefits paid	(180.1)	(180.0)	(37.6)	(38.7)	(14.8)	(13.7)
Foreign currency translation	-	-	(13.8)	(74.2)	-	-
Projected benefit obligation, end of year (b)	$2,562.5	$2,241.0	$1,667.6	$1,436.7	$165.7	$147.3

Plan assets
Fair value of plan assets, beginning of year	$1,981.4	$2,226.4	$925.6	$981.1	$6.0	$7.6
Actual returns on plan assets	366.9	(70.7)	110.5	2.6	1.1	(0.2)
Company contributions	129.0	5.7	43.3	42.0	13.8	12.3
Participant contributions	-	-	3.0	3.5	-	-
Acquisitions	-	-	-	6.4	-	-
Curtailments and settlements	(4.3)	-	(17.6)	(22.8)	-	-
Benefits paid	(180.1)	(180.0)	(37.6)	(38.7)	(14.8)	(13.7)
Foreign currency translation	-	-	(0.1)	(48.5)	-	-
Fair value of plan assets, end of year (c)	$2,292.9	$1,981.4	$1,027.1	$925.6	$6.1	$6.0
Funded Status, end of year	$(269.6)	$(259.6)	$(640.5)	$(511.1)	$(159.6)	$(141.3)

Amounts recognized in the Consolidated Balance Sheet:
Other assets	$-	$-	$31.1	$39.0	$-	$-
Other current liabilities	(12.5)	(5.9)	(23.6)	(24.4)	(5.2)	(5.0)
Postretirement healthcare and pension benefits	(257.1)	(253.7)	(647.8)	(525.7)	(154.4)	(136.3)
Net liability	$(269.6)	$(259.6)	$(640.3)	$(511.1)	$(159.6)	$(141.3)

Amounts recognized in accumulated other comprehensive loss (income):
Unrecognized net actuarial loss (gain) (d)	$632.4	$539.2	$527.7	$368.0	$(10.5)	$(36.0)
Unrecognized net prior service costs (benefits)	(40.0)	(52.3)	0.6	(6.0)	(11.0)	(34.4)
Tax (benefit) expense	(149.1)	(194.4)	(129.6)	(92.7)	3.4	27.6
Accumulated other comprehensive loss (income), net of tax	$443.3	$292.5	$398.7	$269.3	$(18.1)	$(42.8)

Change in accumulated other comprehensive loss (income):
Amortization of net actuarial (gain) loss	$(23.5)	$(38.9)	$(17.3)	$(16.5)	$4.1	$1.9
Amortization of prior service costs	11.5	6.8	1.1	0.9	23.2	19.7
Current period net actuarial loss (gain)	119.0	51.2	185.8	17.9	21.4	(17.8)
Current period prior service costs	-	-	0.1	-	-	5.2
Curtailments and settlements	(1.5)	-	1.8	(2.3)	0.2	-
Tax (benefit) expense	(25.7)	5.1	(36.9)	5.7	(11.7)	2.4
Pension and postretirement benefits changes	-	(40.4)	-	-	-	(18.9)
Foreign currency translation	-	-	(5.2)	(19.2)	-	-
Other comprehensive loss (income)	$79.8	$(16.2)	$129.4	$(13.5)	$37.2	$(7.5)

(a)	Includes qualified and non-qualified plans.
(b)	Projected benefit obligation includes discontinued operations of $5.3 and $1.4 for the years ended December 31, 2019 and 2018, respectively.
(c)	Fair value of the plan assets includes discontinued operations of $0.6 for the year ended December 31, 2019. There were no plan assets in discontinued operations for the year ended December 31, 2018.
(d)	Accumulated other comprehensive includes discontinued operations of $2.9 and $(0.1) for the years ended December 31, 2019 and 2018, respectively.

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2020 are as follows:

			U.S. Post-
	U.S.	International	Retirement
(millions)	Pension (a)	Pension	Health Care
Net actuarial loss	$51.9	$25.5	$0.1
Net prior service benefits	(7.4)	(0.1)	(11.0)
Total	$44.5	$25.4	$(10.9)

(a)	Includes qualified and non-qualified plans.

Service cost is included with employee compensation cost in cost of sales and selling, general and administrative expenses in the Consolidated Statement of Income while all other components are included in other (income) expense in the Consolidated Statement of Income.

The aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

December 31, (millions)	2019	2018
Aggregate projected benefit obligation (a)	$3,970.3	$3,427.1
Accumulated benefit obligation (b)	3,877.4	3,308.4
Fair value of plan assets (c)	3,040.5	2,624.3

(a)	Projected benefit obligation includes discontinued operations of $5.3 and $1.4 for the years ended December 31, 2019 and 2018, respectively.
(b)	Accumulated benefit obligation includes discontinued operations of $1.1 for each year ended December 31, 2019 and 2018.
(c)	Fair value of plan assets includes discontinued operations of $0.6 for the year ended December 31, 2019. There were no plan assets in discontinued operations for the year ended December 31, 2018.

These plans include the U.S. non-qualified pension plans which are not funded as well as the U.S. qualified pension plan. These plans also include various international pension plans which are funded consistent with local practices and requirements.

Net Periodic Benefit Costs and Plan Assumptions

Pension and postretirement health care benefits expense for the Company’s operations are as follows:

	U.S.			International			U.S. Postretirement
	Pension (a)			Pension			Health Care
(millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Service cost (b)	$72.8	$74.5	$70.2	$30.2	$33.2	$31.4	$1.4	$2.7	$2.6
Interest cost on benefit obligation	89.0	83.1	83.4	31.2	29.1	28.4	5.6	5.6	5.8
Expected return on plan assets	(149.5)	(161.9)	(149.9)	(59.9)	(63.2)	(56.3)	(0.4)	(0.4)	(0.5)
Recognition of net actuarial loss
(gain)	23.6	39.0	28.7	16.3	17.2	18.5	(4.1)	(1.9)	(2.4)
Amortization of prior service benefit	(11.5)	(6.8)	(6.8)	(0.9)	(0.9)	(0.7)	(23.2)	(19.7)	(16.7)
Curtailments and settlements	9.1	-	0.3	(1.9)	2.3	0.9	0.3	-	-
Total expense (benefit)	$33.5	$27.9	$25.9	$15.0	$17.7	$22.2	$(20.4)	$(13.7)	$(11.2)

(a)	Includes qualified and non-qualified plans.
(b)	Service cost includes discontinued operations of $7.8, $7.1 and $6.9 for the year ended December 31, 2019, 2018 and 2017, respectively.

Plan Assumptions	U.S.			International			U.S. Postretirement
	Pension (a)			Pension			Health Care
(percent)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Weighted-average actuarial assumptions
used to determine benefit obligations
as of year end:
Discount rate	3.20%	4.34%	3.70%	1.52%	2.49%	2.17%	3.16%	4.29%	3.66%
Projected salary increase	4.03	4.03	4.03	2.50	2.46	2.46
Weighted-average actuarial assumptions
used to determine net cost:
Discount rate	4.34	3.70	4.27	2.66	2.29	2.32	4.29	3.66	4.14
Expected return on plan assets	7.25	7.75	7.75	6.66	6.67	6.67	7.25	7.75	7.75
Projected salary increase	4.03	4.03	4.03	2.70	2.67	2.83

(a)	Includes qualified and non-qualified plans.

The discount rate assumptions for the U.S. plans are developed using a bond yield curve constructed from a population of high-quality, non-callable, corporate bond issues with maturities ranging from six months to thirty years. A discount rate is estimated for the U.S. plans and is based on the durations of the underlying plans.

The Company measures service and interest costs by applying the specific spot rates along that yield curve to the plans’ liability cash flows. The Company believes this approach provides a more precise measurement of service and interest costs by aligning the timing of the plans’ liability cash flows to the corresponding spot rates on the yield curve.

The expected long-term rate of return used for the U.S. plans is based on the pension plan’s asset mix. The Company considers expected long-term real returns on asset categories, expectations for inflation, and estimates of the impact of active management of the assets in determining the final rate to use. The Company also considers actual historical returns.

The expected long-term rate of return used for the Company’s international plans is determined in each local jurisdiction and is based on the assets held in that jurisdiction, the expected rate of returns for the type of assets held and any guaranteed rate of return provided by the investment. The other assumptions used to measure the international pension obligations, including discount rate, vary by country based on specific local requirements and information. As previously noted, the measurement date for these plans is November 30.

The Company uses most recently available mortality tables as of the respective U.S. and international measurement dates.

For postretirement benefit measurement purposes as of December 31, 2019, the annual rates of increase in the per capita cost of covered health care were assumed to be 8.00% for pre-65 costs and 10.75% for post-65 costs. The rates are assumed to decrease each year until they reach 5% in 2028 and remain at those levels thereafter. Health care costs for certain employees which are eligible for subsidy by the Company are limited by a cap on the subsidy.

During the second quarter of 2018, an amendment to eligibility requirements of the U.S. retiree death benefit plan was approved and communicated to all eligible participants. As a result of the approval and communication to the beneficiaries, the plan was remeasured, resulting in an $18.9 million ($14.4 million after tax), reduction of postretirement benefit obligations, with a corresponding impact to accumulated other comprehensive income (AOCI). The re-measurement was completed using a discount rate of 4.36%. As a result of this action, the Company’s U.S. postretirement healthcare costs decreased by $4.5 million in 2018.

During the fourth quarter of 2018, the qualified U.S. pension plan was amended to allow unlimited lump sums for participants with the Final Average Pay benefit formula, effective with payments starting on or after June 1, 2019. This amendment allows participants to receive a lump sum benefit based on the present value of the accrued benefit at normal retirement age based on IRC 417(e) interest and mortality rates. As a result of this action, the U.S pension plan benefit obligation was reduced by $40.4 million with a corresponding impact to accumulated other comprehensive income (AOCI).

Assumed health care cost trend rates have an effect on the amounts reported for the Company’s U.S. postretirement health care benefits plan. A one-percentage point change in the assumed health care cost trend rates would have an immaterial impact on total service and interest costs as well as total postretirement benefit obligation.

Plan Asset Management

The Company’s U.S. investment strategy and policies are designed to maximize the possibility of having sufficient funds to meet the long-term liabilities of the pension fund, while achieving a balance between the goals of asset growth of the plan and keeping risk at a reasonable level. Current income is not a key goal of the policy.

The asset allocation position reflects the Company’s ability and willingness to accept relatively more short-term variability in the performance of the pension plan portfolio in exchange for the expectation of better long-term returns, lower pension costs and better funded status in the long run. The pension fund is diversified across a number of asset classes and securities. Selected individual portfolios within the asset classes may be undiversified while maintaining the diversified nature of total plan assets. The Company has no significant concentration of risk in its U.S. plan assets.

Assets of funded retirement plans outside the U.S. are managed in each local jurisdiction and asset allocation strategy is set in accordance with local rules, regulations and practice. Therefore, no overall target asset allocation is presented. Although non-U.S. equity securities are all considered international for the Company, some equity securities are considered domestic for the local plan. The funds are invested in a variety of equities, bonds and real estate investments and, in some cases, the assets are managed by insurance companies which may offer a guaranteed rate of return. The Company has no significant concentration of risk in its international plan assets.

The fair value hierarchy is used to categorize investments measured at fair value in one of three levels in the fair value hierarchy. This categorization is based on the observability of the inputs used in valuing the investments. Refer to Note 8 for definitions of these levels.

The fair value of the Company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

	Fair Value as of			Fair Value as of
(millions)	December 31, 2019			December 31, 2018
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$13.2	$-	$13.2	$7.1	$-	$7.1
Equity securities:
Large cap equity	785.9	-	785.9	683.5	-	683.5
Small cap equity	201.7	-	201.7	168.6	-	168.6
International equity	350.4	-	350.4	285.0	-	285.0
Fixed income:
Core fixed income	410.0	-	410.0	358.3	-	358.3
High-yield bonds	107.9	-	107.9	107.6	-	107.6
Emerging markets	41.7	-	41.7	39.4	-	39.4
Insurance company accounts	-	0.3	0.3	-	0.3	0.3
Total investments at fair value	1,910.8	0.3	1,911.1	1,649.5	0.3	1,649.8
Investments measured at NAV			387.9			337.6
Total	$1,910.8	$0.3	$2,299.0	$1,649.5	$0.3	$1,987.4

The Company had no level 3 assets as part of its U.S. plan assets as of December 31, 2019 or 2018.

The allocation of the Company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

	Target Asset
Asset Category	Allocation		Percentage
	Percentage		of Plan Assets

December 31	2019	2018	2019	2018

Cash	-%	-%	1%	-%
Equity securities:
Large cap equity	34	34	34	34
Small cap equity	9	9	8	9
International equity	15	15	15	14
Fixed income:
Core fixed income	18	18	18	19
High-yield bonds	5	5	5	5
Emerging markets	2	2	2	2
Other:
Real estate	6	6	7	8
Private equity	8	8	7	7
Distressed debt	3	3	3	2
Total	100%	100%	100%	100%

The fair value of the Company’s international plan assets for its defined benefit pension plans are as follows:

	Fair Value as of			Fair Value as of
(millions)	December 31, 2019			December 31, 2018
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$7.7	$-	$7.7	$7.1	$-	$7.1
Equity securities:
International equity	-	418.1	418.1	-	412.1	412.1
Fixed income:
Corporate bonds	8.2	207.6	215.8	7.9	162.1	170.0
Government bonds	12.6	215.8	228.4	12.3	169.2	181.5
Insurance company accounts	-	144.2	144.2	-	140.5	140.5
Total investments at fair value	28.5	985.7	1,014.2	27.3	883.9	911.2
Investments measured at NAV			12.9			14.4
Total	$28.5	$985.7	$1,027.1	$27.3	$883.9	$925.6

The Company had no level 3 assets as part of its international plan assets as of December 31, 2019 or 2018.

The allocation of plan assets of the Company’s international plan assets for its defined benefit pension plans are as follows:

	Percentage
Asset Category	of Plan Assets

December 31	2019	2018

Cash	1%	1%
Equity securities:
International equity	41	45
Fixed income:
Corporate bonds	21	18
Government bonds	22	20
Total fixed income	43	38
Other:
Insurance contracts	14	15
Real estate	1	1
Total	100%	100%

Cash Flows

As of year-end 2019, the Company’s estimate of benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter for the Company’s pension and postretirement health care benefit plans are as follows:

(millions)	All Plans (a)
2020	$ 253
2021	232
2022	263
2023	239
2024	251
2025 - 2029	1,244

(a)	Estimate of benefits expected to be paid includes discontinued operations of $2 as of December 31, 2019.

Depending on plan funding levels, the U.S. defined benefit qualified pension plan provides certain terminating participants with an option to receive their pension benefits in the form of lump sum payments.

The Company is currently in compliance with all funding requirements of its U.S. pension and postretirement health care plans. In September of 2019 and 2017, the Company made voluntary contributions of $120 million and $80 million, respectively, to its non-contributory qualified U.S. pension plan. The Company is required to fund certain international pension benefit plans in accordance with local legal requirements. The Company estimates contributions to be made to its international plans will approximate $46 million in 2020.

The Company seeks to maintain an asset balance that meets the long-term funding requirements identified by the projections of the pension plan’s actuaries while simultaneously satisfying the fiduciary responsibilities prescribed in ERISA. The Company also takes into consideration the tax deductibility of contributions to the benefit plans.

The Company is not aware of any expected refunds of plan assets within the next twelve months from any of its existing U.S. or international pension or postretirement benefit plans.

Savings Plan and ESOP

The Company provides a 401(k) savings plan for the majority of its U.S. employees under the Company’s two main 401(k) savings plans, the Ecolab Savings Plan and ESOP for Traditional Benefit Employees (the “Traditional Plan”) and the Ecolab Savings Plan and ESOP (the “Ecolab Plan”).

Employees under the Traditional Plan are limited to active employees accruing a final average pay or 5% cash balance benefits in the Ecolab Pension Plan. Employee before-tax contributions made under the Traditional Plan of up to 3% of eligible compensation are matched 100% by the Company and employee before-tax contributions over 3% and up to 5% of eligible compensation are matched 50% by the Company.

Employees under the Ecolab Plan are limited to active employees accruing benefits under the 3% cash balance formula of the Ecolab Pension Plan and employees of Nalco eligible for certain legacy final average pay benefits. Employee before-tax contributions made under the Ecolab Plan of up to 4% of eligible compensation are matched 100% by the Company and employee before-tax contributions over 4% and up to 8% of eligible compensation are matched 50% by the Company.

The Company’s matching contributions are 100% vested immediately. The Company’s matching contribution expense included in continuing operations were $76 million, $72 million and $71 million in 2019, 2018 and 2017, respectively. The Company’s matching contribution expense included in discontinued operations were $11 million for each of the three years ending December 31, 2019, 2018 and 2017.